ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of Accrued Expenses and Other Payables

	December 31,	December 31,
	2024	2025
	RMB	RMB
Refund liability*	23,923,454	24,266,893
Accrued payroll and welfare	19,185,023	16,707,104
Accrued professional services expenses	3,237,079	2,014,707
Other current liabilities	10,027,404	13,505,087
Total accrued expenses and other payables	56,372,960	56,493,791

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services or a full or partial return of the service fees are repaid to students based on the final outcome of the performance targets and is estimated based on historical experience and performance.